5. Accounts Receivable (Details - Trade) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Accounts receivable - trade	$ 5,392,744	$ 2,394,246	$ 2,819,950	$ 1,315,209
Diversified Investments [Member]
Accounts receivable - trade	577,522	0
Wholesale Trading
Accounts receivable - trade	57,902	515,999
Retail Energy Services -Billed
Accounts receivable - trade	3,043,320	1,158,019
Retail Energy Services - Unbilled
Accounts receivable - trade	$ 1,714,000	$ 720,228